OID NOTES PAYABLE AND PROMISSORY NOTE PAYABLE (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 03, 2025	May 15, 2024	Mar. 14, 2024	Feb. 09, 2024	Dec. 01, 2023	Sep. 25, 2025	Apr. 23, 2024	Apr. 19, 2024	Feb. 24, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 23, 2024
Short-Term Debt [Line Items]
Proceeds from cash												$ 300,000	$ 608,000	$ 608,000	$ 300,000
Original issue discount										$ 93,940		93,940		69,244	68,648
Amortization of debt discount												50,304	129,609	151,404	6,352
Convertible note payable										399,312		399,312		399,312
Note Payable [Member] | Institutional Investor [Member]
Short-Term Debt [Line Items]
Principal amount					$ 375,000
Proceeds from cash					300,000
Original issue discount					$ 75,000
Interest rate per annum					10.00%
Maturity date					Dec. 01, 2024
Accruing interest					15.00%
Interest expense										4,178	$ 9,452	41,918	28,151	42,380	3,650
Accrued interest expense										84,298		84,298		42,380
Amortization of debt discount										0	18,852	0	56,148	68,648	6,352
Convertible note payable										$ 375,000		$ 375,000		$ 375,000	306,352
Default interest rate										15.00%		15.00%		15.00%
Note Payable [Member] | Investor [Member]
Short-Term Debt [Line Items]
Principal amount				$ 187,500
Proceeds from cash				150,000
Original issue discount				$ 37,500
Interest rate per annum				10.00%
Interest expense										$ 7,089	4,726	$ 19,983	12,072	$ 16,798	0
Accrued interest expense										36,781		36,781		16,798
Amortization of debt discount										0	9,452	4,007	24,041	33,493	0
Convertible note payable										$ 187,500		$ 187,500		183,493	0
Default interest rate										15.00%		15.00%
Note Payable [Member] | Investor Two [Member]
Short-Term Debt [Line Items]
Principal amount									$ 62,500
Proceeds from cash									50,000
Original issue discount									$ 12,500
Interest rate per annum									10.00%
Interest expense										$ 2,363	1,575	$ 6,532	3,767	5,342	0
Accrued interest expense										11,875		11,875		5,343
Amortization of debt discount										0	3,151	1,884	7,466	10,616	0
Convertible note payable										$ 62,500		$ 62,500		60,616	0
Default interest rate										15.00%		15.00%
Note Payable [Member] | Investor Three [Member]
Short-Term Debt [Line Items]
Principal amount			$ 60,000
Proceeds from cash			48,000
Original issue discount			$ 12,000
Interest rate per annum			10.00%
Interest expense										$ 2,268	1,512	$ 6,123	3,304	4,816	0
Accrued interest expense										10,939		10,939		4,816
Amortization of debt discount										0	3,025	2,367	6,608	9,633	0
Convertible note payable										$ 60,000		$ 60,000		57,633	0
Default interest rate										15.00%		15.00%
Note Payable [Member] | Investor Four [Member]
Short-Term Debt [Line Items]
Principal amount								$ 75,000
Proceeds from cash								60,000
Original issue discount								$ 15,000
Interest rate per annum								15.00%
Interest expense										$ 2,836	1,890	$ 7,274	3,390	5,281	0
Accrued interest expense										12,555		12,555		5,281
Amortization of debt discount										1,899	3,781	5,610	6,781	5,281	0
Convertible note payable										$ 70,890		$ 70,890		65,281	0
Default interest rate										15.00%		15.00%
Note Payable [Member] | Investor Five [Member]
Short-Term Debt [Line Items]
Principal amount		$ 125,000
Proceeds from cash		100,000
Original issue discount		$ 25,000
Interest rate per annum		10.00%
Interest expense										$ 4,727	3,151	$ 11,678	4,760	7,911	0
Accrued interest expense										19,589		19,589		7,911
Amortization of debt discount										3,149	6,301	9,349	9,521	7,911	0
Convertible note payable										$ 117,260		$ 117,260		107,911	0
Default interest rate										15.00%		15.00%
Note Payable [Member] | Four Investors [Member]
Short-Term Debt [Line Items]
Principal amount		$ 250,000
Proceeds from cash		50,000
Original issue discount		$ 12,500
Interest rate per annum		10.00%
Interest expense										$ 9,452	6,301	$ 23,356	9,520	15,822	0
Accrued interest expense										39,178		39,178		15,822
Amortization of debt discount										6,304	12,603	18,700	14,281	15,822	0
Convertible note payable										$ 234,520		$ 234,520		215,822	0
Default interest rate										15.00%		15.00%
Note Payable [Member] | Investor Six [Member]
Short-Term Debt [Line Items]
Principal amount	$ 250,000
Proceeds from cash	200,000
Original issue discount	$ 50,000
Interest rate per annum	10.00%
Interest expense										$ 6,301	0	$ 8,219	0
Accrued interest expense										8,219		8,219		0
Amortization of debt discount										6,301	0	8,219	0
Convertible note payable										208,219		208,219		0
Note Payable [Member] | Investor Seven [Member]
Short-Term Debt [Line Items]
Principal amount						$ 125,000
Proceeds from cash						100,000
Original issue discount						$ 25,000
Interest rate per annum						10.00%
Interest expense										171	0	171	0
Accrued interest expense										171		171		0
Amortization of debt discount										171	0	171	0
Convertible note payable										100,171		100,171		0
Promissory Note Payable [Member] | Vendor [Member] | Agreement [Member]
Short-Term Debt [Line Items]
Principal amount							$ 399,311							310,000
Interest rate per annum							3.00%
Interest expense										5,032	$ 3,019	14,878	$ 5,284	9,594	$ 0
Accrued interest expense										$ 24,473		$ 24,473		$ 9,594
Default interest rate										5.00%		5.00%		5.00%		5.00%
Promissory Note Payable [Member] | Vendor [Member] | Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Accruing interest							3.00%
Promissory Note Payable [Member] | Vendor [Member] | Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Accruing interest							5.00%